Fair Value Measurements (Details) - Schedule of company’s assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Trust Account – U.S. Treasury Securities Money Market Fund	$ 47,387,687	$ 46,003,053
Level 3 [Member]
Liabilities:
Derivative Warrant Liability – Private Warrant	$ 180,479	$ 247,634